Summary of Significant Accounting Policies - Leases Costs (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Operating lease cost	$ 143,530	$ 132,675	$ 545,097	$ 499,464	$ 459,619
Depreciation of financing lease right-of-use assets	11,454	12,648	50,970	51,629	59,258
Interest expense for financing lease liabilities	4,678	4,975	19,808	19,942	21,031
Variable lease costs	$ 30,508	$ 28,368	$ 111,949	$ 111,501	$ 105,922